Other Current and Non-current Assets - ZIM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current and Non-current Assets
Gain/(loss) on investments	$ (25,179)	$ 17,867	$ (176,386)
ZIM
Other Current and Non-current Assets
Net proceeds from sale of ordinary shares			246,600
Gain/(loss) on investments			176,400
Dividend income			165,400
Taxes withheld on dividend income			$ 18,300